Sale of Business - Summary of Disposal of Net Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Disposal Of Net Assets [Line Items]
Cash and cash equivalents	$ 6,790
Total identifiable net assets	479,365
Total consideration received	553,018
Gain on sale of business	73,653
Trade and other receivables
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	77,877
Inventoried supplies and prepaid expenses
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	7,856
Property, plant and equipment
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	321,123
Right-of-use assets
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	3,203
Intangible assets
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	42,599
Goodwill
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	144,551
Other assets
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	306
Accumulated other comprehensive income
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	2,737
Trade and other payables
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(46,776)
Income tax payable
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(564)
Employee Benefits
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(1,302)
Provisions
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(1,465)
Lease liabilities
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(3,129)
Deferred Tax Liabilities
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	$ (74,441)